Segment Information - (Adjusted Share-Based Compensation Expense) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023		Dec. 25, 2022	Mar. 31, 2022		Dec. 26, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense					$ 62,500		$ 73,400		$ 4,506	$ 70,200		$ 3,735
Amount included in restructuring and other			$ (4,700)	$ (7,300)	(7,700)	[1]	(4,200)	[1]		0	[1]
Share-based compensation expense	$ 14,300	$ 24,000	46,900	53,600
Restructuring and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense					7,700		4,200			0
Amount included in restructuring and other	0	(6,800)	(4,700)	(7,300)
LIONS GATE ENTERTAINMENT CORP. [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense	18,400	24,900	54,100	66,900	81,200		97,800			100,000
Amount included in restructuring and other	0	(6,800)	(4,900)	(8,400)
Share-based compensation expense	18,400	31,700	59,000	75,300	90,600		102,000			100,000
LIONS GATE ENTERTAINMENT CORP. [Member] | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense	18,400	24,900	54,100	66,900	81,200		97,800			100,000
LIONS GATE ENTERTAINMENT CORP. [Member] | Restructuring and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Share-based compensation expense	0	6,800	4,900	8,400	9,400		4,200			0
LIONS GATE ENTERTAINMENT CORP. [Member] | Restructuring and other | Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amount included in restructuring and other	$ 0	$ 6,800	$ 4,900	$ 8,400	$ 9,400		$ 4,200			$ 0

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.